Selected Condensed Consolidating Financial Statements of Parent, Issuer, Guarantors and Non-Guarantors - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Condensed Income Statements Captions [Line Items]
Net sales	$ 4,236.6	$ 4,137.5	$ 4,017.0	$ 3,894.0	$ 4,060.6	$ 3,695.6	$ 3,656.3	$ 3,447.2	$ 16,285.1	$ 14,859.7	$ 14,171.8
Cost of goods sold	3,304.6	3,270.4	3,227.6	3,120.5	3,288.7	3,004.2	2,987.3	2,861.3	12,923.1	12,141.5	11,438.9
Selling, general and administrative, excluding intangible amortization									1,546.6	1,457.2	1,437.7
Selling, general and administrative intangible amortization									296.6	229.6	211.8
Loss on disposal of assets									10.1	4.8	0.7
Multiemployer pension withdrawals		4.2		180.0					184.2
Land and Development impairments	2.6	1.7		27.6	4.0		42.7		31.9	46.7
Restructuring and other costs	40.3	17.1	31.7	16.3	38.0	59.4	18.3	81.0	105.4	196.7	366.4
Operating profit (loss)									1,187.2	783.2	716.3
Interest expense, net									(293.8)	(222.5)	(212.5)
(Loss) gain on extinguishment of debt	(0.1)	0.9	0.1	(1.0)	(0.1)	2.0	(0.1)		(0.1)	1.8	2.7
Pension and other postretirement non service income (expense)									95.3	51.8	(286.0)
Other income (expense), net									12.7	11.5	14.4
Equity in (loss) income of unconsolidated entities									33.5	39.0	9.7
Gain on sale of HH&B					2.2	190.6				192.8
Income (loss) from continuing operations before income taxes									1,034.8	857.6	244.6
Income tax benefit (expense)	95.4	84.5	18.8	(1,073.2)					874.5	(159.0)	(89.8)
Income from continuing operations									1,909.3	698.6	154.8
Loss from discontinued operations											(544.7)
Consolidated net income (loss)	280.0	271.3	224.5	1,133.5	195.3	326.6	98.2	78.5	1,909.3	698.6	(389.9)
Less: Net (income) loss attributable to noncontrolling interests									(3.2)	9.6	(6.4)
Net income (loss) attributable to common stockholders	$ 279.6	$ 268.2	$ 223.2	$ 1,135.1	$ 196.1	$ 328.1	$ 103.1	$ 80.9	1,906.1	708.2	(396.3)
Comprehensive income (loss) attributable to common stockholders									1,668.1	877.3	(250.4)
Parent [Member]
Condensed Income Statements Captions [Line Items]
Interest expense, net									(12.5)
(Loss) gain on extinguishment of debt									(0.2)
Income (loss) from continuing operations before income taxes									(12.7)
Income tax benefit (expense)									3.1
Consolidated net income (loss)									(9.6)
Net income (loss) attributable to common stockholders									(9.6)
Comprehensive income (loss) attributable to common stockholders									(9.6)
Issuer [Member]
Condensed Income Statements Captions [Line Items]
Selling, general and administrative, excluding intangible amortization									1.5	0.8	0.2
Multiemployer pension withdrawals									6.5
Restructuring and other costs									8.7	1.3
Operating profit (loss)									(16.7)	(2.1)	(0.2)
Interest expense, net									(76.9)	(40.1)	(30.3)
Intercompany interest income (expense), net									28.1	18.5	33.0
(Loss) gain on extinguishment of debt									(1.4)	(0.9)
Other income (expense), net									0.7	(1.0)
Equity in (loss) income of consolidated entities									1,962.0	724.2	(398.1)
Income (loss) from continuing operations before income taxes									1,895.8	698.6	(395.6)
Income tax benefit (expense)									19.9	9.6	(0.7)
Income from continuing operations											(396.3)
Consolidated net income (loss)									1,915.7	708.2	(396.3)
Net income (loss) attributable to common stockholders									1,915.7	708.2	(396.3)
Comprehensive income (loss) attributable to common stockholders									1,677.7	877.3	(250.4)
Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net sales									2,593.0	2,485.6	2,611.5
Cost of goods sold									2,004.2	2,289.0	2,498.9
Selling, general and administrative, excluding intangible amortization									94.1	123.9	111.5
Selling, general and administrative intangible amortization									104.2	104.2	104.2
Loss on disposal of assets									0.2		0.1
Multiemployer pension withdrawals									12.5
Restructuring and other costs									5.6	26.0	76.1
Operating profit (loss)									372.2	(57.5)	(179.3)
Interest expense, net									(173.5)	(172.5)	(172.2)
Intercompany interest income (expense), net									(87.6)	(53.1)	(29.6)
(Loss) gain on extinguishment of debt									1.9	3.1	2.7
Pension and other postretirement non service income (expense)									(6.9)
Other income (expense), net									(22.5)	(30.2)	8.1
Equity in (loss) income of unconsolidated entities									7.5	12.7	(6.0)
Equity in (loss) income of consolidated entities									1,343.8	643.7	299.8
Income (loss) from continuing operations before income taxes									1,434.9	346.2	(76.5)
Income tax benefit (expense)									131.8	120.5	167.3
Income from continuing operations											90.8
Loss from discontinued operations											(491.9)
Consolidated net income (loss)									1,566.7	466.7	(401.1)
Less: Net (income) loss attributable to noncontrolling interests											(2.0)
Net income (loss) attributable to common stockholders									1,566.7	466.7	(403.1)
Comprehensive income (loss) attributable to common stockholders									1,351.4	609.0	(250.3)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements Captions [Line Items]
Net sales									16,345.4	15,208.5	14,545.2
Cost of goods sold									13,572.2	12,686.9	11,924.9
Selling, general and administrative, excluding intangible amortization									1,451.0	1,332.5	1,326.0
Selling, general and administrative intangible amortization									192.4	125.4	107.6
Loss on disposal of assets									9.9	4.8	0.6
Multiemployer pension withdrawals									165.2
Land and Development impairments									31.9	46.7
Restructuring and other costs									91.1	169.4	290.3
Operating profit (loss)									831.7	842.8	895.8
Interest expense, net									(30.9)	(9.9)	(10.0)
Intercompany interest income (expense), net									59.5	34.6	(3.4)
(Loss) gain on extinguishment of debt									(0.4)	(0.4)
Pension and other postretirement non service income (expense)									102.2	51.8	(286.0)
Other income (expense), net									34.5	42.7	6.3
Equity in (loss) income of unconsolidated entities									26.0	26.3	15.7
Gain on sale of HH&B										192.8
Income (loss) from continuing operations before income taxes									1,022.6	1,180.7	618.4
Income tax benefit (expense)									719.7	(289.1)	(256.4)
Income from continuing operations											362.0
Loss from discontinued operations											(52.8)
Consolidated net income (loss)									1,742.3	891.6	309.2
Less: Net (income) loss attributable to noncontrolling interests									(3.2)	9.6	(4.4)
Net income (loss) attributable to common stockholders									1,739.1	901.2	304.8
Comprehensive income (loss) attributable to common stockholders									1,498.6	1,071.8	461.7
Eliminations [Member]
Condensed Income Statements Captions [Line Items]
Net sales									(2,653.3)	(2,834.4)	(2,984.9)
Cost of goods sold									(2,653.3)	(2,834.4)	(2,984.9)
Equity in (loss) income of consolidated entities									(3,305.8)	(1,367.9)	98.3
Income (loss) from continuing operations before income taxes									(3,305.8)	(1,367.9)	98.3
Income from continuing operations											98.3
Consolidated net income (loss)									(3,305.8)	(1,367.9)	98.3
Net income (loss) attributable to common stockholders									(3,305.8)	(1,367.9)	98.3
Comprehensive income (loss) attributable to common stockholders									$ (2,850.0)	$ (1,680.8)	$ (211.4)